PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)

Bonds and Notes – 98.5% of Net Assets

	ABS Car Loan – 16.8%
$117,449	American Credit Acceptance Receivables Trust, 0.990%, 12/15/2025, 144A	$115,631
8,108	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	7,994
1,466	American Credit Acceptance Receivables Trust, Series 2021-3, Class A, 0.330%, 6/13/2025, 144A	1,465
35,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class B, 0.660%, 2/13/2026, 144A	34,757
80,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.980%, 11/15/2027, 144A	77,326
2,931	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	2,929
8,181	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2, 0.260%, 11/18/2024	8,149
20,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	18,776
55,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	50,215
85,000	AmeriCredit Automobile Receivables Trust, Series 2022-1, Class B, 2.770%, 4/19/2027	80,693
40,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	39,648
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	96,082
24,093	BMW Vehicle Lease Trust, Series 2021-2, Class A2, 0.190%, 11/27/2023	23,994
90,000	Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class A3, 0.500%, 10/20/2025, 144A	86,883
95,000	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2A, 3.740%, 9/15/2025	94,705
3,708	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024	3,691
17,666	CarMax Auto Owner Trust, Series 2021-1, Class A3, 0.340%, 12/15/2025	17,094
54,979	CarMax Auto Owner Trust, Series 2021-3, Class A2A, 0.290%, 9/16/2024	54,643
135,000	CarMax Auto Owner Trust, Series 2021-3, Class A3, 0.550%, 6/15/2026	128,507
19,731	Carvana Auto Receivables Trust, Series 2020-P1, Class A3, 0.440%, 6/09/2025	19,440
8,287	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	7,705
30,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	28,680
111,665	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.540%, 12/10/2025	109,075
11,057	Carvana Auto Receivables Trust, Series 2021-P2, Class A2, 0.300%, 7/10/2024	11,052
85,000	Carvana Auto Receivables Trust, Series 2021-P3, Class A3, 0.700%, 11/10/2026	80,033

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$130,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	$122,387
30,251	CIG Auto Receivables Trust, Series 2021-1A, Class A, 0.690%, 4/14/2025, 144A	29,835
14,178	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	14,133
60,000	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	59,106
50,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	48,334
15,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	14,833
35,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	33,986
2,462	DT Auto Owner Trust, Series 2021-1A, Class A, 0.350%, 1/15/2025, 144A	2,457
25,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	24,414
55,338	DT Auto Owner Trust, Series 2021-3A, Class A, 0.330%, 4/15/2025, 144A	54,703
50,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	46,170
71,697	Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 0.480%, 5/20/2027, 144A	68,393
14,093	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	14,043
22,967	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025	22,676
24,692	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	24,480
80,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	77,533
70,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.860%, 12/15/2026	69,476
50,000	Exeter Automobile Receivables Trust, Series 2022-4A, Class A3, 4.330%, 2/17/2026	49,840
5,462	First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.450%, 3/16/2026, 144A	5,388
90,000	First Investors Auto Owner Trust, Series 2022-1A, Class C, 3.130%, 5/15/2028, 144A	83,045
10,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	9,945
15,000	Flagship Credit Auto Trust, Series 2020-4, Class C, 1.280%, 2/16/2027, 144A	14,434
10,335	Flagship Credit Auto Trust, Series 2021-1, Class A, 0.310%, 6/16/2025, 144A	10,251
30,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	28,377
65,000	Flagship Credit Auto Trust, Series 2021-2, Class C, 1.270%, 6/15/2027, 144A	59,722
175,998	Flagship Credit Auto Trust, Series 2022-1, Class A, 1.790%, 10/15/2026, 144A	169,784
80,000	Flagship Credit Auto Trust, Series 2022-3, Class A3, 4.550%, 4/15/2027, 144A	79,209

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$50,650	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	$49,112
105,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.810%, 5/15/2026, 144A	101,946
120,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A2, 4.490%, 3/16/2026, 144A	118,996
6,153	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	6,147
105,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	99,937
5,416	GM Financial Automobile Leasing Trust, Series 2020-3, Class A3, 0.450%, 8/21/2023	5,406
125,597	GM Financial Automobile Leasing Trust, Series 2021-1, Class A3, 0.260%, 2/20/2024	124,410
79,999	GM Financial Automobile Leasing Trust, Series 2021-2, Class A3, 0.340%, 5/20/2024	78,787
85,000	GM Financial Automobile Leasing Trust, Series 2022-2, Class A2, 2.930%, 10/21/2024	84,100
60,000	GM Financial Consumer Automobile Receivables Trust, 2.520%, 5/16/2025	59,349
3,861	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	3,857
16,715	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	16,253
55,870	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A2, 0.210%, 8/16/2024	55,457
38,261	GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A2, 0.280%, 11/18/2024	37,782
22,440	Harley-Davidson Motorcycle Trust, 2.450%, 5/15/2025	22,285
6,177	Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.870%, 10/15/2024	6,160
27,255	Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, 0.370%, 4/15/2026	26,630
57,566	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	57,300
46,162	Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.370%, 10/18/2024	45,126
26,150	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	25,382
24,516	Honda Auto Receivables Owner Trust, Series 2021-2, Class A2, 0.170%, 11/15/2023	24,476
48,861	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class A2, 0.190%, 10/16/2023, 144A	48,674
47,030	Hyundai Auto Receivables Trust, Series 2021-B, Class A2, 0.240%, 5/15/2024	46,737
53,377	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A2, 0.220%, 1/16/2024	53,103
60,000	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A3, 0.400%, 11/15/2024	57,912
100,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	98,971
145,000	NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.850%, 7/15/2026, 144A	135,163

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$14,611	Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.430%, 10/16/2023	$14,557
61,683	Nissan Auto Lease Trust, Series 2021-A, Class A2, 0.300%, 12/15/2023	61,188
49,200	Nissan Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 2/15/2024	48,978
130,000	OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30-day Average SOFR + 1.600%, 3.885%, 3/14/2029, 144A(a)	129,249
25,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028, 144A	24,584
65,002	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	64,600
45,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	41,921
1,452	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	1,451
25,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	24,848
46,374	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	46,020
37,103	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	36,673
90,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class B, 0.600%, 12/15/2025	88,821
80,000	Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.130%, 8/16/2027	77,887
135,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	133,507
32,152	Santander Retail Auto Lease Trust, 0.970%, 3/20/2025, 144A	31,403
45,326	Santander Retail Auto Lease Trust, Series 2021-B, Class A2, 0.310%, 1/22/2024, 144A	45,055
160,000	Santander Retail Auto Lease Trust, Series 2021-B, Class A3, 0.510%, 8/20/2024, 144A	154,497
95,000	Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.430%, 1/15/2026	90,122
125,000	Toyota Lease Owner Trust, Series 2021-B, Class A3, 0.420%, 10/21/2024, 144A	120,336
55,000	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	53,645
55,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027, 144A	54,340
210,000	Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.020%, 6/22/2026	199,247
25,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	24,774
15,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.240%, 11/17/2025, 144A	14,598
29,531	Westlake Automobile Receivables Trust, Series 2021-2A, Class A2A, 0.320%, 4/15/2025, 144A	29,197
45,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	43,458
115,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	107,763

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$65,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	$62,429
36,137	World Omni Auto Receivables Trust, Series 2021-C, Class A2, 0.220%, 9/16/2024	35,916
30,000	World Omni Automobile Lease Securitization Trust, 3.210%, 2/18/2025	29,494
47,427	World Omni Automobile Lease Securitization Trust, Series 2021-A, Class A2, 0.210%, 4/15/2024	47,175
17,127	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	16,976
40,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	37,413

		5,917,701

	ABS Credit Card – 0.8%
170,000	Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1, 0.550%, 7/15/2026	158,015
125,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	115,667

		273,682

	ABS Other – 2.1%
53,909	CNH Equipment Trust, Series 2021-B, Class A2, 0.220%, 8/15/2024	53,486
44,306	DLLAA LLC, Series 2021-1A, Class A2, 0.360%, 5/17/2024, 144A	43,927
6,118	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class A, 0.310%, 11/15/2024, 144A	6,109
8,075	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A2, 0.270%, 6/15/2023, 144A	8,055
67,753	HPEFS Equipment Trust, Series 2021-2A, Class AC, 0.300%, 9/20/2028, 144A	67,326
103,830	Kubota Credit Owner Trust, Series 2021-2A, Class A2, 0.260%, 6/17/2024, 144A	102,319
70,799	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	70,363
220,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035, 144A	208,963
110,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	103,049
60,000	Verizon Master Trust, Series 2022-5, Class A1A, 3.720%, 7/20/2027(b)	59,393

		722,990

	ABS Student Loan – 0.3%
135,169	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	113,499

	Aerospace & Defense – 0.1%
20,000	Boeing Co. (The), 4.875%, 5/01/2025	19,514
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	19,166

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Aerospace & Defense – continued
$2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	$1,981

		40,661

	Agency Commercial Mortgage-Backed Securities – 0.1%
23,361	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 2.913%, 6/25/2027(a)	23,190
16,990	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 2.684%, 6/25/2027(a)	16,878
2,999	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	2,954

		43,022

	Airlines – 0.2%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	54,943
15,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	13,388

		68,331

	Automotive – 3.1%
40,000	American Honda Finance Corp., MTN, 0.650%, 9/08/2023	38,512
70,000	American Honda Finance Corp., MTN, 2.250%, 1/12/2029	58,823
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A	54,687
80,000	General Motors Co., 5.400%, 10/15/2029	73,764
45,000	General Motors Financial Co., Inc., 5.000%, 4/09/2027	42,656
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	23,423
75,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	69,279
40,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	39,648
185,000	PACCAR Financial Corp., 2.850%, 4/07/2025	176,865
25,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	24,812
200,000	Stellantis Finance U.S., Inc., 5.625%, 1/12/2028, 144A	192,631
90,000	Toyota Motor Credit Corp., 3.650%, 8/18/2025	87,144
30,000	Toyota Motor Credit Corp., 4.450%, 6/29/2029	28,944
165,000	Toyota Motor Credit Corp., MTN, 4.550%, 9/20/2027	161,139

		1,072,327

	Banking – 17.0%
135,000	Ally Financial, Inc., 4.750%, 6/09/2027	124,548

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$25,000	American Express Co., 2.550%, 3/04/2027	$22,268
95,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	86,400
200,000	Banco Santander S.A, 5.294%, 8/18/2027	188,391
200,000	Banco Santander S.A., 3.892%, 5/24/2024	194,678
110,000	Bank of America Corp., (fixed rate to 4/02/2025, variable rate thereafter), MTN, 3.384%, 4/02/2026	103,908
35,000	Bank of Montreal, SOFR Index + 0.350%, 3.202%, 12/08/2023(a)	34,785
145,000	Bank of Montreal, MTN, 1.500%, 1/10/2025	133,369
175,000	Bank of Montreal, Series H, MTN, 4.700%, 9/14/2027	168,871
35,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	32,327
145,000	Bank of Nova Scotia (The), 0.700%, 4/15/2024	135,801
55,000	Bank of Nova Scotia (The), 1.950%, 2/01/2023	54,516
95,000	Bank of Nova Scotia (The), 3.450%, 4/11/2025	90,991
15,000	Canadian Imperial Bank of Commerce, 0.950%, 6/23/2023	14,588
190,000	Canadian Imperial Bank of Commerce, 3.945%, 8/04/2025	183,521
85,000	Capital One Financial Corp., 3.200%, 1/30/2023	84,671
160,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	151,972
15,000	Capital One Financial Corp., (fixed rate to 5/10/2027, variable rate thereafter), 4.927%, 5/10/2028	14,291
15,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	13,898
175,000	Citigroup, Inc., (fixed rate to 9/29/2025, variable rate thereafter), 5.610%, 9/29/2026	174,035
95,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	87,604
75,000	Comerica, Inc., 3.700%, 7/31/2023	74,354
45,000	Commonwealth Bank of Australia, 2.552%, 3/14/2027, 144A	40,651
225,000	Danske Bank A/S, (fixed rate to 3/28/2024, variable rate thereafter), 3.773%, 3/28/2025, 144A	216,377
150,000	Deutsche Bank AG, 5.371%, 9/09/2027	144,771
225,000	DNB Bank ASA, (fixed rate to 3/28/2024, variable rate thereafter), 2.968%, 3/28/2025, 144A	217,022
100,000	Fifth Third Bancorp, (fixed rate to 7/28/2029, variable rate thereafter), 4.772%, 7/28/2030	93,393

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$50,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/21/2026, variable rate thereafter), 1.948%, 10/21/2027	$42,724
85,000	Goldman Sachs Group, Inc. (The), (fixed rate to 11/17/2022, variable rate thereafter), 0.627%, 11/17/2023	84,470
205,000	HSBC Holdings PLC, (fixed rate to 11/22/2026, variable rate thereafter), 2.251%, 11/22/2027	172,239
200,000	HSBC Holdings PLC, (fixed rate to 8/11/2027, variable rate thereafter), 5.210%, 8/11/2028	186,974
65,000	Huntington Bancshares, Inc., (fixed rate to 8/04/2027, variable rate thereafter), 4.443%, 8/04/2028	61,374
85,000	JPMorgan Chase & Co., (fixed rate to 4/26/2025, variable rate thereafter), 4.080%, 4/26/2026	81,839
60,000	JPMorgan Chase & Co., (fixed rate to 9/14/2032, variable rate thereafter), 5.717%, 9/14/2033	56,739
85,000	KeyCorp, MTN, (fixed rate to 5/23/2024, variable rate thereafter), 3.878%, 5/23/2025	82,762
200,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	187,232
80,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	79,943
120,000	Macquarie Group Ltd., (fixed rate to 10/14/2024, variable rate thereafter), 1.201%, 10/14/2025, 144A	109,238
95,000	Macquarie Group Ltd., (fixed rate to 11/09/2032, variable rate thereafter), 5.491%, 11/09/2033, 144A	86,239
235,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	203,020
120,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	118,044
20,000	Royal Bank of Canada, GMTN, 0.750%, 10/07/2024	18,361
60,000	Royal Bank of Canada, GMTN, SOFR Index + 0.300%, 2.667%, 1/19/2024(a)	59,535
65,000	Royal Bank of Canada, GMTN, 4.240%, 8/03/2027	62,006
55,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	51,484
40,000	Santander Holdings USA, Inc., (fixed rate to 9/09/2025, variable rate thereafter), 5.807%, 9/09/2026	39,095
125,000	Synchrony Financial, 4.875%, 6/13/2025	120,588
35,000	Toronto-Dominion Bank, 4.108%, 6/08/2027	33,000
40,000	Toronto-Dominion Bank (The), MTN, SOFR + 0.240%, 2.401%, 1/06/2023(a)	39,959
175,000	Toronto-Dominion Bank (The), MTN, 4.693%, 9/15/2027	169,171
95,000	Truist Financial Corp., (fixed rate to 7/28/2032, variable rate thereafter), 4.916%, 7/28/2033	85,872
200,000	U.S. Bancorp, (fixed rate to 7/22/2027 variable rate thereafter), 4.548%, 7/22/2028	192,731

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$200,000	UBS Group AG, (fixed rate to 8/05/2026, variable rate thereafter), 4.703%, 8/05/2027, 144A	$189,326
190,000	Wells Fargo & Co., (fixed rate to 4/25/2025, variable rate thereafter), MTN, 3.908%, 4/25/2026	181,634
125,000	Wells Fargo & Co., (fixed rate to 8/15/2025, variable rate thereafter), 4.540%, 8/15/2026	121,040
85,000	Westpac Banking Corp., 3.735%, 8/26/2025	82,378
95,000	Westpac Banking Corp., (fixed rate to 8/10/2032, variable rate thereafter), 5.405%, 8/10/2033	85,194

		5,966,212

	Brokerage – 0.6%
235,000	Nomura Holdings, Inc., 2.329%, 1/22/2027	201,994

	Building Materials – 0.2%
85,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	70,534

	Chemicals – 0.4%
35,000	Cabot Corp., 5.000%, 6/30/2032	31,418
130,000	Celanese U.S. Holdings LLC, 6.165%, 7/15/2027	123,033

		154,451

	Collateralized Mortgage Obligations – 1.0%
938	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)	859
415	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 2.937%, 9/20/2062(a)(c)	399
1,250	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	1,173
3,478	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	3,334
10,102	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 2.937%, 5/20/2066(a)(c)	10,001
3,836	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.557%, 10/20/2064(a)(c)	3,795
29,915	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 2.657%, 9/20/2068(a)(c)	29,565
28,186	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.757%, 10/20/2068(a)	28,007
40,849	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 3.440%, 4/20/2069(a)	40,874
79,897	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 3.460%, 8/20/2069(a)	79,860
138,924	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.710%, 1/20/2070(a)	138,398

		336,265

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Construction Machinery – 1.5%
$155,000	Caterpillar Financial Services Corp., 3.600%, 8/12/2027	$146,343
75,000	Caterpillar Financial Services Corp., MTN, 1.950%, 11/18/2022	74,823
80,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	78,302
110,000	CNH Industrial Capital LLC, 3.950%, 5/23/2025	106,083
135,000	John Deere Capital Corp., 4.150%, 9/15/2027	131,007

		536,558

	Consumer Cyclical Services – 0.1%
31,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	31,202

	Consumer Products – 0.2%
55,000	Brunswick Corp., 4.400%, 9/15/2032	44,358
30,000	Newell Brands, Inc., 4.100%, 4/01/2023	29,985

		74,343

	Diversified Manufacturing – 0.1%
35,000	Amphenol Corp., 2.050%, 3/01/2025	32,750

	Electric – 6.3%
45,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	41,496
95,000	Alabama Power Co., 3.750%, 9/01/2027	89,668
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	24,682
60,000	American Electric Power Co., Inc., 2.031%, 3/15/2024	57,424
65,000	American Electric Power Co., Inc., Series A, 3-month LIBOR + 0.480%, 3.262%, 11/01/2023(a)	64,634
85,000	Consolidated Edison, Inc., Series A, 0.650%, 12/01/2023	80,935
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	28,770
65,000	Dominion Energy, Inc., Series D, 3-month LIBOR + 0.530%, 3.823%, 9/15/2023(a)	64,697
115,000	DTE Energy Co., 4.220%, 11/01/2024	112,749
190,000	Duke Energy Corp., 4.300%, 3/15/2028	178,850
125,000	Edison International, 4.700%, 8/15/2025	121,102
200,000	Enel Finance International NV, 4.625%, 6/15/2027, 144A	186,175
200,000	Entergy Louisiana LLC, 0.950%, 10/01/2024	185,445

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Electric – continued
$45,000	Eversource Energy, Series N, 3.800%, 12/01/2023	$44,438
40,000	ITC Holdings Corp., 4.950%, 9/22/2027, 144A	39,023
125,000	NextEra Energy Capital Holdings, Inc., 3-month LIBOR + 0.270%, 3.254%, 2/22/2023(a)	124,637
105,000	NextEra Energy Capital Holdings, Inc., 4.255%, 9/01/2024	103,491
25,000	Oncor Electric Delivery Co. LLC, 4.550%, 9/15/2032, 144A	24,047
110,000	Pacific Gas & Electric Co., 3.250%, 2/16/2024	106,159
15,000	Pacific Gas & Electric Co., SOFR Index + 1.150%, 3.803%, 11/14/2022(a)	14,967
40,000	Southern California Edison Co., SOFR + 0.470%, 3.277%, 12/02/2022(a)	39,968
100,000	Southern California Edison Co., Series D, 4.700%, 6/01/2027	97,058
85,000	Southern Co. (The), Series 21-A, 0.600%, 2/26/2024	79,954
130,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	125,961
110,000	WEC Energy Group, Inc., 0.800%, 3/15/2024	103,521
90,000	Xcel Energy, Inc., 0.500%, 10/15/2023	85,747

		2,225,598

	Finance Companies – 3.2%
80,000	Air Lease Corp., 0.800%, 8/18/2024	72,871
40,000	Air Lease Corp., MTN, 0.700%, 2/15/2024	37,371
40,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	31,052
30,000	Ares Capital Corp., 2.875%, 6/15/2028	23,612
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	68,725
35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026, 144A	32,917
60,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	49,134
20,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	16,589
20,000	Blackstone Private Credit Fund, 1.750%, 9/15/2024	18,225
125,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	102,614
70,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	53,095
45,000	FS KKR Capital Corp., 3.250%, 7/15/2027	37,064

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$15,000	FS KKR Capital Corp., 4.250%, 2/14/2025, 144A	$13,914
30,000	GATX Corp., 4.900%, 3/15/2033	26,973
110,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	92,207
70,000	Hercules Capital, Inc., 3.375%, 1/20/2027	58,048
90,000	Main Street Capital Corp., 3.000%, 7/14/2026	75,772
75,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027	66,542
50,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	47,498
30,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	27,547
70,000	Owl Rock Core Income Corp., 5.500%, 3/21/2025	65,856
20,000	OWL Rock Core Income Corp., 7.750%, 9/16/2027, 144A	19,696
110,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	99,014

		1,136,336

	Financial Other – 0.2%
85,000	ORIX Corp., 5.000%, 9/13/2027	82,586

	Food & Beverage – 1.1%
175,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028, 144A	164,022
60,000	Keurig Dr Pepper, Inc., 0.750%, 3/15/2024	56,518
175,000	Nestle Holdings, Inc., 4.125%, 10/01/2027, 144A	169,801

		390,341

	Gaming – 0.2%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	62,828

	Government Owned – No Guarantee – 0.5%
200,000	NBN Co. Ltd., 0.875%, 10/08/2024, 144A	183,586

	Health Insurance – 0.3%
125,000	Humana, Inc., 0.650%, 8/03/2023	120,699

	Healthcare – 0.7%
70,000	Baxter International, Inc., 2.272%, 12/01/2028	57,804
55,000	Cigna Corp., 3.750%, 7/15/2023	54,595
145,000	Illumina, Inc., 0.550%, 3/23/2023	141,991

		254,390

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Home Construction – 0.0%
$20,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	$16,450

	Independent Energy – 0.3%
55,000	EQT Corp., 6.125%, 2/01/2025	55,070
50,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	48,788

		103,858

	Life Insurance – 5.5%
25,000	AIG Global Funding, 0.650%, 6/17/2024, 144A	23,224
80,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	66,593
20,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	19,076
120,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	109,443
95,000	Corebridge Financial, Inc., 3.650%, 4/05/2027, 144A	86,759
95,000	Equitable Financial Life Global Funding, 0.500%, 4/06/2023, 144A	93,088
42,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	41,779
120,000	F&G Global Funding, 5.150%, 7/07/2025, 144A	117,564
40,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	35,928
45,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A	44,652
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	19,164
150,000	Met Tower Global Funding, 0.700%, 4/05/2024, 144A	140,651
235,000	Metropolitan Life Global Funding I, 1.875%, 1/11/2027, 144A	205,151
120,000	New York Life Global Funding, SOFR + 0.220%, 2.793%, 2/02/2023, 144A(a)	119,850
145,000	Northwestern Mutual Global Funding, 0.600%, 3/25/2024, 144A	136,117
200,000	Pricoa Global Funding I, 1.200%, 9/01/2026, 144A	173,704
175,000	Principal Life Global Funding II, 0.500%, 1/08/2024, 144A	165,444
150,000	Protective Life Global Funding, 0.502%, 4/12/2023, 144A	147,137
45,000	Reliance Standard Life Global Funding II, 2.150%, 1/21/2023, 144A	44,622

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – continued
$90,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	$75,342
70,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	65,268

		1,930,556

	Lodging – 0.4%
65,000	Hyatt Hotels Corp., 1.300%, 10/01/2023	62,522
30,000	Hyatt Hotels Corp., 5.625%, 4/23/2025	29,664
60,000	Marriott International, Inc., 5.000%, 10/15/2027	57,944

		150,130

	Media Entertainment – 0.5%
125,000	Take-Two Interactive Software, Inc., 3.300%, 3/28/2024	121,834
70,000	Warnermedia Holdings, Inc., 3.428%, 3/15/2024, 144A	67,705

		189,539

	Metals & Mining – 0.5%
80,000	FMG Resources August Pty Ltd., 6.125%, 4/15/2032, 144A	68,740
65,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	63,871
45,000	Nucor Corp., 3.950%, 5/23/2025	43,611

		176,222

	Midstream – 1.4%
125,000	Enbridge, Inc., SOFR + 0.400%, 3.090%, 2/17/2023(a)	124,724
55,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	49,304
120,000	Targa Resources Corp., 5.200%, 7/01/2027	115,437
200,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024	184,300

		473,765

	Natural Gas – 0.6%
60,000	Atmos Energy Corp., 0.625%, 3/09/2023	59,042
75,000	CenterPoint Energy Resources Corp., 0.700%, 3/02/2023	73,620
35,000	ONE Gas, Inc., 0.850%, 3/11/2023	34,454
40,000	Sempra Energy, 3.700%, 4/01/2029	35,725

		202,841

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
$93,936	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062	$91,912
95,000	BPR Trust, Series 2022-SSP, Class A, 1-month SOFR + 3.000%, 5.845%, 5/15/2039, 144A(a)	94,614
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	90,771
119,819	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	114,421
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295%, 8/15/2046(b)	98,737

		490,455

	Packaging – 0.5%
40,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	38,614
165,000	Sonoco Products Co., 1.800%, 2/01/2025	152,862

		191,476

	Pharmaceuticals – 1.0%
190,000	Amgen, Inc., 4.050%, 8/18/2029	174,836
95,000	AstraZeneca PLC, 3.500%, 8/17/2023	94,219
80,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	77,166

		346,221

	Property & Casualty Insurance – 0.6%
30,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 4.272%, 3/29/2023(a)	29,933
80,000	AON Corp., 2.200%, 11/15/2022	79,805
34,000	Assurant, Inc., 4.200%, 9/27/2023	33,811
55,000	Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032, 144A	50,712
35,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	30,217

		224,478

	Railroads – 0.3%
100,000	Canadian Pacific Railway Co., 1.350%, 12/02/2024	92,472

	REITs – Diversified – 0.3%
95,000	Digital Realty Trust LP, 5.550%, 1/15/2028	94,207

	REITs – Mortgage – 0.4%
45,000	Starwood Property Trust, Inc., 5.500%, 11/01/2023, 144A	44,212
95,000	Starwood Property Trust, Inc., Series 2022-17, Class IO, 3.750%, 12/31/2024, 144A	86,094

		130,306

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	REITs – Office Property – 0.5%
$95,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	$90,983
65,000	Office Properties Income Trust, 3.450%, 10/15/2031	39,273
55,000	Office Properties Income Trust, 4.500%, 2/01/2025	48,892

		179,148

	REITs – Shopping Centers – 0.1%
40,000	Federal Realty Investment Trust, 3.950%, 1/15/2024	39,501

	REITs – Storage – 0.1%
30,000	Extra Space Storage LP, 3.900%, 4/01/2029	26,710

	Retailers – 1.0%
65,000	7-Eleven, Inc., 0.625%, 2/10/2023, 144A	64,067
45,000	Home Depot, Inc. (The), 4.500%, 9/15/2032	43,012
85,000	Lowe’s Cos., Inc., 4.400%, 9/08/2025	83,703
20,000	Tapestry, Inc., 3.050%, 3/15/2032	14,921
135,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	129,235

		334,938

	Technology – 3.9%
55,000	Avnet, Inc., 5.500%, 6/01/2032	49,940
60,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	52,886
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	80,614
55,000	Equifax, Inc., 5.100%, 12/15/2027	53,212
120,000	Fidelity National Information Services, Inc., 4.500%, 7/15/2025	117,427
60,000	Global Payments, Inc., 1.500%, 11/15/2024	55,126
90,000	HP, Inc., 4.750%, 1/15/2028	84,458
80,000	Infor, Inc., 1.450%, 7/15/2023, 144A	77,187
190,000	Intel Corp., 3.750%, 8/05/2027	180,391

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$30,000	Jabil, Inc., 4.250%, 5/15/2027	$27,964
90,000	Marvell Technology, Inc., 4.200%, 6/22/2023	89,728
75,000	Microchip Technology, Inc., 2.670%, 9/01/2023	73,091
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	31,176
25,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	23,045
65,000	Seagate HDD Cayman, 4.875%, 3/01/2024	63,049
80,000	Skyworks Solutions, Inc., 0.900%, 6/01/2023	77,614
175,000	VMware, Inc., 0.600%, 8/15/2023	168,484
20,000	Western Digital Corp., 2.850%, 2/01/2029	15,543
55,000	Western Union Co. (The), 4.250%, 6/09/2023	54,764

		1,375,699

	Tobacco – 0.6%
225,000	BAT International Finance PLC, 4.448%, 3/16/2028	200,533

	Transportation Services – 0.6%
50,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	47,321
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	29,716
50,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	49,043
100,000	Triton Container International Ltd., 0.800%, 8/01/2023, 144A	95,903

		221,983

	Treasuries – 20.3%
3,435,000	U.S. Treasury Note, 2.500%, 5/31/2024	3,335,707
1,695,000	U.S. Treasury Note, 3.000%, 6/30/2024	1,658,055
500,000	U.S. Treasury Note, 3.000%, 7/31/2024	488,867
120,000	U.S. Treasury Note, 3.125%, 8/31/2027	115,106
1,580,000	U.S. Treasury Note, 3.250%, 8/31/2024	1,551,486

		7,149,221

	Wireless – 0.2%
65,000	Crown Castle, Inc., 2.900%, 3/15/2027	57,696

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wirelines – 0.4%
$85,000	Bell Telephone Co. of Canada/Bell Canada (The), 0.750%, 3/17/2024	$80,020
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027	45,466

		125,486

	Total Bonds and Notes (Identified Cost $36,323,134)	34,636,777

Short-Term Investments – 0.1%
20,414	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $20,416 on 10/03/2022 collateralized by $21,300 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $20,889 including accrued interest(d) (Identified Cost $20,414)	20,414

	Total Investments – 98.6% (Identified Cost $36,343,548)	34,657,191
	Other assets less liabilities – 1.4%	491,175

	Net Assets – 100.0%	$35,148,366

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of September 30, 2022 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2022 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of Rule 144A holdings amounted to $9,320,890 or 26.5% of net assets.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/30/2022	45	$9,393,481	$9,242,578	$(150,903)

At September 30, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	12/30/2022	9	$1,001,676	$967,570	$34,106
10 Year U.S. Treasury Note	12/20/2022	35	4,106,545	3,922,188	184,357

Total					$218,463

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$287,139	$49,126	$336,265
All Other Bonds and Notes*	—	34,300,512	—	34,300,512

Total Bonds and Notes	—	34,587,651	49,126	34,636,777

Short-Term Investments	—	20,414	—	20,414

Total Investments	—	34,608,065	—	34,657,191

Futures Contracts (unrealized appreciation)	218,463	—	—	218,463

Total	$218,463	$34,608,065	$49,126	$34,875,654

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(150,903)	$—	$—	$(150,903)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or September 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2022
Bonds and Notes
Collateralized Mortgage Obligations	$35,310	$—	$(162)	$(676)	$30	$(29,566)	$44,190	$—	$49,126	$(805)

A debt security valued at $44,190 was transferred from Level 2 to Level 3 during the period ended September 30, 2022. At December 31, 2021, this security was valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2022, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2022:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$218,463

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(150,903)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$114,951	$114,951

Industry Summary at September 30, 2022 (Unaudited)

Treasuries	20.3%
Banking	17.0
ABS Car Loan	16.8
Electric	6.3
Life Insurance	5.5
Technology	3.9
Finance Companies	3.2
Automotive	3.1
ABS Other	2.1
Other Investments, less than 2% each	20.3
Short-Term Investments	0.1

Total Investments	98.6
Other assets less liabilities (including futures contracts)	1.4

Net Assets	100.0%